Schedule of fair value and carrying value of the Company’s bank loans (Details)		Oct. 18, 2024 SGD ($) shares	Dec. 31, 2024 USD ($)		Dec. 31, 2024 SGD ($)		Dec. 31, 2023 SGD ($)
Bank loans			$ 400,997		$ 547,842		$ 828,366
Long-Term Investments			731,957	[1]	1,000,000	[1]
Evvo Labs Pte Ltd [Member]
Ownership percentage		3.23%
Evvo Labs Pte Ltd [Member]
Investment | $		$ 1,000,000
shares issued | shares		20,588
Fair Value, Inputs, Level 1 [Member]
Bank loans
Long-Term Investments	[1]
Fair Value, Inputs, Level 2 [Member]
Bank loans			368,599		503,579		749,202
Long-Term Investments	[1]
Fair Value, Inputs, Level 3 [Member]
Bank loans
Long-Term Investments	[1]		$ 731,957		$ 1,000,000

[1]	On or around October 18, 2024, Orangekloud Technology Inc. (“ORKT” or the “Company”) announced the signing of an Investment Agreement with Evvo Labs Pte. Ltd (“Evvo Labs”), an established Cybersecurity company in Singapore, to invest S$1,000,000 for a 3.23% shareholding stake in Evvo Labs. The strategic investment would enable ORKT to leverage Evvo Labs’ cybersecurity capabilities to elevate ORKT’s offerings of digital transformation solutions, benefitting the Company’s end-user enterprise customers. Around November 11, 2024, 20,588 ordinary shares of Evvo Labs, representing approximately 3.23% of the total shareholding of Evvo Labs, were issued to Orangekloud Investments Pte Ltd.